American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

HIGH-YIELD MUNICIPAL FUND * LONG-TERM TAX-FREE FUND * TAX-FREE BOND FUND *
TAX-FREE MONEY MARKET FUND * ARIZONA MUNICIPAL BOND FUND * FLORIDA MUNICIPAL
BOND FUND

Supplement dated September 4, 2007 * Statement of Additional Information dated
October 1, 2006

EFFECTIVE AUGUST 31, 2007, THE ARIZONA MUNICIPAL BOND FUND AND THE FLORIDA
MUNICIPAL BOND FUND WILL BE REORGANIZED INTO THE TAX-FREE BOND FUND. ALL
REFERENCES TO ARIZONA MUNICIPAL BOND AND FLORIDA MUNICIPAL BOND SHOULD BE
DELETED FROM THE STATEMENT OF ADDITIONAL INFORMATION, INCLUDING THE FOLLOWING
SECTIONS: Arizona Municipal Bond Fund ON PAGE 3, Florida Municipal Bond Fund ON
PAGE 4, About the Risks Affecting Arizona Municipal Securities ON PAGES 8 AND 9,
AND About the Risks Affecting Florida Municipal Securities ON PAGES 9 AND 10.

THE FOLLOWING REPLACES THE Complex Fee Schedule ON PAGE 40.

Complex Fee Schedule
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                        INVESTOR CLASS, A CLASS,
                        B CLASS, C CLASS AND ADVISOR       INSTITUTIONAL CLASS
COMPLEX ASSETS          CLASS FEE RATE                     FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion      0.3100%                            0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion       0.3000%                            0.1000%
--------------------------------------------------------------------------------
Next $15 billion        0.2985%                            0.0985%
--------------------------------------------------------------------------------
Next $25 billion        0.2970%                            0.0970%
--------------------------------------------------------------------------------
Next $25 billion        0.2870%                            0.0870%
--------------------------------------------------------------------------------
Next $25 billion        0.2800%                            0.0800%
--------------------------------------------------------------------------------
Next $25 billion        0.2700%                            0.0700%
--------------------------------------------------------------------------------
Next $25 billion        0.2650%                            0.0650%
--------------------------------------------------------------------------------
Next $25 billion        0.2600%                            0.0600%
--------------------------------------------------------------------------------
Next $25 billion        0.2550%                            0.0550%
--------------------------------------------------------------------------------
Thereafter              0.2500%                            0.0500%
--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Multiple Class Structure ON
PAGE 49.

The Investor Class is made available to investors directly from American Century and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to
American Century. Additional information regarding eligibility for Investor
Class shares may be found in the funds' prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. The A, B,
C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the A, B, C and Advisor
Classes is the same as for Investor Class, but the A, B, C and Advisor Class
shares each are subject to a separate Master Distribution and Individual
Shareholder Services Plan (the A Class Plan, B Class Plan, C Class Plan and
Advisor Class Plan, respectively, and collectively, the plans) described below.
The plans have been adopted by the funds' Board of Trustees in accordance with
Rule 12b-1 adopted by the SEC under the Investment Company Act.

THE FOLLOWING REPLACES THE Advisor Class Plan SECTION ON PAGES 54-55.

Advisor Class Plan

As described in the prospectus, the fund's Advisor Class shares are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the fund's shares available through such plans and financial intermediaries, and to compensate them for those services, the fund's Board of
Trustees has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the fund's Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the fund's unified fee, consistent with the other classes of the fund. This change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class Plan, the Advisor Class pays the fund's distributor 0.25% annually of the aggregate average daily net assets of the fund's Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2006, the aggregate amount of fees paid under the
Advisor Class Plan was:

     Tax-Free Bond           $104

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provision of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or preauthorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the fund
     (such as proxies, shareholder reports, annual and semiannual financial statements, and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund. For the fiscal year ended May 31, 2006, the amount of fees paid under the Advisor
Class Plan for shareholder services was:

     Tax-Free Bond             $52

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the fund's advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating to registered representatives or other employees of the distributor who engage in or support distribution of the fund's Advisor
     Class shares;

(c)  paying and compensating expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the fund's investors and prospective investors;

(f)  receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the trust and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal year ended May 31, 2006, the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Tax-Free Bond                $52

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Class of Tax-Free Bond was renamed A Class.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56567 0708